UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — 21.4%
Ally Auto Receivables Trust,
Series 2017-3, Class B,
2.240%, due 07/15/22	11,015,000	11,078,225
Series 2017-5, Class A4,
2.220%, due 10/17/22	8,200,000	8,310,512
BA Credit Card Trust,
Series 2018-A1, Class A1,
2.700%, due 07/17/23	10,502,000	10,638,960
BMW Vehicle Lease Trust,
Series 2019-1, Class A4,
2.920%, due 08/22/22	4,845,000	4,940,380
Canadian Pacer Auto Receivables Trust,
Series 2017-1A, Class A4,
2.286%, due 01/19/22[1]	7,005,536	7,027,675
Series 2018-2A, Class A3,
3.270%, due 12/19/22[1]	2,158,214	2,194,324
CCG Receivables Trust,
Series 2019-1, Class A2,
2.800%, due 09/14/26[1]	3,509,109	3,569,757
Chesapeake Funding II LLC,
Series 2017-3A, Class A1,
1.910%, due 08/15/29[1]	6,703,801	6,725,454
Series 2017-3A, Class B,
2.570%, due 08/15/29[1]	4,900,000	4,931,760
Series 2017-3A, Class C,
2.780%, due 08/15/29[1]	5,560,000	5,606,266
Series 2017-4A, Class A1,
2.120%, due 11/15/29[1]	6,302,500	6,346,874
CNH Equipment Trust,
Series 2016-C, Class B,
1.930%, due 03/15/24	5,385,000	5,398,327
Series 2017-B, Class A4,
2.170%, due 04/17/23	9,500,000	9,621,547
Series 2019-A, Class A2,
2.960%, due 05/16/22	826,272	829,832
Daimler Trucks Retail Trust,
Series 2018-1, Class A4,
3.030%, due 11/15/24[1]	2,110,000	2,124,689

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Dell Equipment Finance Trust,
Series 2017-2, Class B,
2.470%, due 10/24/22[1]	2,852,394	2,855,327
Series 2017-2, Class C,
2.730%, due 10/24/22[1]	5,972,000	5,977,336
Series 2019-1, Class A3,
2.830%, due 03/22/24[1]	20,900,000	21,339,132
Discover Card Execution Note Trust,
Series 2018-A5, Class A5,
3.320%, due 03/15/24	10,820,000	11,183,674
DLL LLC,
Series 2018-1, Class A3,
3.100%, due 04/18/22[1]	1,649,254	1,662,031
Series 2018-1, Class A4,
3.270%, due 04/17/26[1]	1,575,000	1,620,764
Series 2018-ST2, Class A3,
3.460%, due 01/20/22[1]	22,857,304	23,108,748
Series 2018-ST2, Class A4,
3.590%, due 06/20/24[1]	11,480,000	11,835,812
Series 2019-DA1, Class A2,
2.790%, due 11/22/21[1]	1,408,081	1,412,539
Series 2019-MA2, Class A2,
2.270%, due 05/20/22[1]	1,569,490	1,578,190
Series 2019-MT3, Class A2,
2.130%, due 01/20/22[1]	5,108,493	5,142,571
DLL Securitization Trust,
Series 2017-A, Class A3,
2.140%, due 12/15/21[1]	808,316	810,229
Enterprise Fleet Financing LLC,
Series 2017-2, Class A3,
2.220%, due 01/20/23[1]	2,996,195	3,013,259
Series 2018-1, Class A2,
2.870%, due 10/20/23[1]	6,372,234	6,410,924
Series 2018-1, Class A3,
3.100%, due 10/20/23[1]	2,040,000	2,078,054
Series 2018-2, Class A2,
3.140%, due 02/20/24[1]	15,652,289	15,810,577
Series 2018-3, Class A2,
3.380%, due 05/20/24[1]	18,606,261	18,943,511
Series 2019-1, Class A2,
2.980%, due 10/20/24[1]	2,531,236	2,572,636

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Fifth Third Auto Trust,
Series 2017-1, Class A3,
1.800%, due 02/15/22	792,724	794,490
Series 2019-1, Class A2A,
2.660%, due 05/16/22	1,024,550	1,029,273
Ford Credit Auto Lease Trust,
Series 2018-B, Class B,
3.490%, due 03/15/22	3,000,000	3,061,260
Ford Credit Auto Owner Trust,
Series 2016-2, Class A,
2.030%, due 12/15/27[1]	9,400,000	9,514,959
Series 2019-A, Class A3,
2.780%, due 09/15/23	2,993,000	3,079,478
GM Financial Automobile Leasing Trust,
Series 2018-3, Class A4,
3.300%, due 07/20/22	4,855,000	4,906,495
Series 2018-3, Class B,
3.480%, due 07/20/22	3,232,000	3,274,451
Series 2019-1, Class A2A,
2.910%, due 04/20/21	659,077	659,956
Series 2019-2, Class B,
2.890%, due 03/20/23	3,000,000	3,066,128
Series 2020-2, Class A2A,
0.710%, due 10/20/22	3,750,000	3,760,738
GM Financial Consumer Automobile Receivables Trust,
Series 2017-3A, Class A4,
2.130%, due 03/16/23[1]	6,829,000	6,931,518
Series 2018-2, Class A3,
2.810%, due 12/16/22	6,421,495	6,515,227
Series 2019-1, Class A3,
2.970%, due 11/16/23	2,924,540	2,990,333
Series 2020-2, Class A2A,
1.500%, due 03/16/23	5,700,000	5,743,733
Golden Credit Card Trust,
Series 2018-1A, Class A,
2.620%, due 01/15/23[1]	25,000,000	25,251,295
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-1, Class A4,
2.830%, due 06/17/24[1]	5,420,000	5,530,262

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Honda Auto Receivables Owner Trust,
Series 2018-4, Class A3,
3.160%, due 01/17/23	2,646,000	2,703,376
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A4,
3.050%, due 12/15/22[1]	3,470,000	3,561,052
Series 2019-B, Class A3,
2.040%, due 08/15/22[1]	2,250,000	2,284,558
Hyundai Auto Receivables Trust,
Series 2016-B, Class C,
2.190%, due 11/15/22	2,109,000	2,129,291
Series 2016-B, Class D,
2.680%, due 09/15/23	3,648,000	3,692,472
Kubota Credit Owner Trust,
Series 2017-1A, Class A4,
2.160%, due 03/15/24[1]	6,300,000	6,350,094
Series 2018-1A, Class A3,
3.100%, due 08/15/22[1]	4,841,771	4,922,381
Series 2019-1A, Class A2,
2.490%, due 06/15/22[1]	2,639,142	2,665,032
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5,
2.330%, due 12/08/25[1]	5,417,216	5,494,801
Series 2016-AA, Class A4,
1.760%, due 01/17/23[1]	2,468,683	2,478,818
Series 2017-B, Class A3,
2.210%, due 10/17/22[1]	18,935,685	19,089,299
Series 2018-A, Class A2,
2.920%, due 07/12/21[1]	282,438	282,603
Series 2018-A, Class A3,
3.200%, due 09/12/22[1]	1,540,000	1,562,994
Series 2019-A, Class A2,
2.840%, due 01/10/22[1]	3,572,555	3,599,106
Series 2019-B, Class A2,
2.070%, due 10/12/22[1]	6,320,701	6,391,512
Nissan Auto Lease Trust,
Series 2019-A, Class A3,
2.760%, due 03/15/22	2,565,000	2,598,543
Series 2019-A, Class A4,
2.780%, due 07/15/24	43,000,000	44,034,748
Nissan Auto Receivables Owner Trust,
Series 2019-C, Class A2A,
1.970%, due 09/15/22	9,626,211	9,706,817

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Nissan Auto Receivables Owner Trust,
Series 2017-C, Class A4,
2.280%, due 02/15/24	1,700,000	1,734,885
Series 2018-B, Class A3,
3.060%, due 03/15/23	1,570,698	1,601,520
Series 2018-C, Class A3,
3.220%, due 06/15/23	4,770,000	4,895,656
Series 2019-A, Class A3,
2.900%, due 10/16/23	9,095,000	9,344,351
Series 2020-A, Class A2,
1.450%, due 12/15/22	3,667,000	3,696,322
Santander Retail Auto Lease Trust,
Series 2018-A, Class B,
3.200%, due 04/20/22[1]	13,000,000	13,110,562
Series 2018-A, Class C,
3.490%, due 05/20/22[1]	9,750,000	9,845,847
Securitized Term Auto Receivables Trust,
Series 2017-2A, Class A4,
2.289%, due 03/25/22[1]	1,765,182	1,774,346
Series 2019-1A, Class A3,
2.986%, due 02/27/23[1]	5,891,000	5,999,674
Synchrony Credit Card Master Note Trust,
Series 2015-4, Class A,
2.380%, due 09/15/23	2,700,000	2,706,891
Toyota Auto Receivables Owner Trust,
Series 2018-D, Class A3,
3.180%, due 03/15/23	16,359,000	16,745,269
Series 2019-A, Class A3,
2.910%, due 07/17/23	4,295,000	4,413,905
Trillium Credit Card Trust II,
Series 2019-2A, Class A,
3.038%, due 01/26/24[1]	20,000,000	20,242,046
Verizon Owner Trust,
Series 2017-2A, Class A,
1.920%, due 12/20/21[1]	55,201	55,249
Series 2018-1A, Class B,
3.050%, due 09/20/22[1]	3,235,000	3,303,056
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3,
2.540%, due 02/15/22[1]	3,314,066	3,335,155

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
World Financial Network Credit Card Master Trust,
Series 2015-B, Class A,
2.550%, due 06/17/24	10,200,000	10,206,991
Series 2016-A, Class A,
2.030%, due 04/15/25	10,039,000	10,138,949
Series 2018-A, Class A,
3.070%, due 12/16/24	6,000,000	6,070,955
Series 2018-B, Class A,
3.460%, due 07/15/25	4,452,000	4,576,350
Series 2018-C, Class A,
3.550%, due 08/15/25	12,549,000	12,937,904
World Omni Auto Receivables Trust,
Series 2017-A, Class B,
2.380%, due 02/15/24	5,635,000	5,713,902
Series 2018-B, Class A3,
2.870%, due 07/17/23	2,204,492	2,242,733
Series 2018-C, Class A3,
3.130%, due 11/15/23	3,109,370	3,175,328
Series 2019-A, Class A2,
3.020%, due 04/15/22	510,593	512,174

Total asset-backed securities (cost — $593,049,782)		594,737,009

Certificates of deposit — 6.9%
Bank of Montreal
3 mo. USD LIBOR + 0.290%, 0.653%, due 08/28/20[2]	5,000,000	5,000,002
Bank of Nova Scotia
3 mo. USD LIBOR + 0.280%, 0.586%, due 09/21/20[2]	15,000,000	14,999,958
BNP Paribas SA
3 mo. USD LIBOR + 0.250%, 0.937%, due 02/01/21[2]	14,000,000	13,998,294
Credit Agricole Corporate & Investment Bank
3 mo. USD LIBOR + 0.400%, 0.697%, due 09/24/20[2]	5,000,000	5,000,000
3 mo. USD LIBOR + 0.270%, 0.957%, due 02/01/21[2]	18,000,000	18,002,126
Credit Suisse AG
3 mo. USD LIBOR + 0.220%, 0.488%, due 10/09/20[2]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.230%, 0.538%, due 12/30/20[2]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.240%, 0.571%, due 12/04/20[2]	10,000,000	10,000,000

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
DNB Bank ASA
3 mo. USD LIBOR + 0.290%, 0.600%, due 12/10/21[2]	25,000,000	25,000,000
MUFG Bank Ltd.
3 mo. USD LIBOR + 0.500%, 0.745%, due 01/25/21[2]	2,900,000	2,903,668
1.980%, due 10/15/20	20,000,000	20,000,000
Nordea Bank Abp
3 mo. USD LIBOR + 0.190%, 0.467%, due 01/08/21[2]	7,500,000	7,500,180
3 mo. USD LIBOR + 0.400%, 0.668%, due 01/14/21[2]	12,500,000	12,510,739
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.380%, 0.646%, due 10/12/21[2]	6,500,000	6,501,376
3 mo. USD LIBOR + 0.345%, 0.769%, due 05/14/21[2]	15,000,000	15,000,461
3 mo. USD LIBOR + 0.420%, 0.783%, due 08/28/20[2]	6,000,000	6,000,034
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.190%, 0.498%, due 09/30/20[2]	5,000,000	5,000,000

Total certificates of deposit (cost — $192,416,838)		192,416,838

Commercial paper[3] — 20.7%
American Honda Finance Corp.
0.010%, due 09/22/20	15,000,000	14,985,267
0.760%, due 10/21/20	15,000,000	14,974,350
AstraZeneca PLC
0.405%, due 10/16/20[1]	15,000,000	14,987,175
AT&T, Inc.
0.380%, due 12/31/20[1]	10,000,000	9,983,956
0.460%, due 12/31/20[1]	6,000,000	5,988,347
1.350%, due 09/01/20[1]	14,500,000	14,483,144
1.370%, due 08/03/20[1]	6,000,000	5,999,543
Barclays Bank PLC
0.010%, due 01/20/21[1]	10,000,000	9,981,844
0.390%, due 01/22/21[1]	26,000,000	25,950,990
BP Capital Markets PLC
0.010%, due 12/01/20[1]	20,000,000	19,928,833
0.010%, due 10/15/20[1]	10,000,000	9,971,458

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Commercial paper — (concluded)
Energy Transfer Operating LP
0.700%, due 08/03/20[1]	75,000,000	74,997,083
ENI Finance USA, Inc.
0.010%, due 08/05/20[1]	15,000,000	14,996,200
0.800%, due 09/25/20[1]	14,000,000	13,982,889
2.270%, due 08/04/20[1]	15,000,000	14,997,163
General Motors Financial Co., Inc.
0.650%, due 08/07/20[1]	5,000,000	4,999,458
0.750%, due 08/10/20[1]	50,000,000	49,990,625
0.950%, due 08/20/20[1]	13,000,000	12,993,482
Glencore Funding LLC
0.430%, due 08/07/20[1]	8,000,000	7,999,427
0.550%, due 08/20/20[1]	15,000,000	14,995,646
0.580%, due 09/23/20[1]	20,000,000	19,982,922
Hyundai Capital America
0.010%, due 09/21/20[1]	15,000,000	14,985,125
0.460%, due 08/19/20[1]	26,935,000	26,928,805
0.500%, due 10/08/20[1]	14,000,000	13,986,778
0.870%, due 08/04/20[1]	15,000,000	14,998,912
Mondelez International, Inc.
0.410%, due 08/26/20[1]	18,000,000	17,994,875
Schlumberger Holdings Corp.
0.010%, due 08/11/20[1]	15,000,000	14,991,875
0.280%, due 08/04/20[1]	10,000,000	9,999,767
0.310%, due 11/04/20[1]	10,000,000	9,991,819
0.457%, due 12/21/20[1]	15,000,000	14,973,375
Shell International Finance BV
0.010%, due 05/17/21[1]	15,000,000	14,938,588
0.400%, due 07/12/21[1]	15,000,000	14,942,500
0.500%, due 05/25/21[1]	6,000,000	5,975,250
TWDC Enterprises 18 Corp.
0.480%, due 04/12/21[1]	10,000,000	9,966,133
TWDC Enterprises 18 Corp.
0.480%, due 02/22/21[1]	15,000,000	14,959,000

Total commercial paper (cost — $576,802,604)		576,802,604

Corporate bonds — 49.7%
Agriculture — 0.0%†
BAT Capital Corp.
3 mo. USD LIBOR + 0.590%, 1.014%, due 08/14/20[2]	250,000	250,036

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Auto manufacturers — 4.9%
American Honda Finance Corp. MTN
3 mo. USD LIBOR + 0.350%, 0.665%, due 06/11/21[2]	3,000,000	3,003,623
3 mo. USD LIBOR + 0.350%, 0.891%, due 11/05/21[2]	10,035,000	10,040,247
BMW US Capital LLC
3 mo. USD LIBOR + 0.410%, 0.676%, due 04/12/21[1,2]	3,413,000	3,415,405
3 mo. USD LIBOR + 0.370%, 0.794%, due 08/14/20[1,2]	3,000,000	3,000,448
3 mo. USD LIBOR + 0.500%, 0.934%, due 08/13/21[1,2]	8,080,000	8,071,657
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.550%, 1.106%, due 05/04/21[1,2]	350,000	349,517
3 mo. USD LIBOR + 0.670%, 1.211%, due 11/05/21[1,2]	4,500,000	4,489,897
3 mo. USD LIBOR + 0.880%, 1.238%, due 02/22/22[1,2]	9,750,000	9,732,952
2.000%, due 07/06/21[1]	5,225,000	5,280,233
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.390%, 0.696%, due 09/28/20[1,2]	1,000,000	997,735
3 mo. USD LIBOR + 0.520%, 0.833%, due 03/15/21[1,2]	3,375,000	3,326,127
3 mo. USD LIBOR + 0.630%, 0.936%, due 09/21/21[1,2]	2,500,000	2,440,958
PACCAR Financial Corp. MTN
3 mo. USD LIBOR + 0.260%, 0.708%, due 05/10/21[2]	500,000	500,487
Toyota Motor Credit Corp. GMTN
3 mo. USD LIBOR + 0.170%, 0.478%, due 09/18/20[2]	12,000,000	12,003,394
3.050%, due 01/08/21	4,865,000	4,926,277
Toyota Motor Credit Corp. MTN
2.950%, due 04/13/21	18,620,000	18,965,644
3 mo. USD LIBOR + 0.280%, 0.546%, due 04/13/21[2]	750,000	750,975
3 mo. USD LIBOR + 0.690%, 0.956%, due 01/11/22[2]	4,000,000	4,022,975

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Auto manufacturers — (concluded)
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%, 1.157%, due 09/24/21[1,2]	7,000,000	6,985,417
3 mo. USD LIBOR + 0.940%, 1.375%, due 11/12/21[1,2]	7,000,000	6,997,777
3.875%, due 11/13/20[1,3]	28,000,000	28,257,118

		137,558,863

Banks — 31.4%
ABN AMRO Bank N.V.
3 mo. USD LIBOR + 0.410%, 0.682%, due 01/19/21[1,2]	4,745,000	4,751,824
3 mo. USD LIBOR + 0.570%, 0.939%, due 08/27/21[1,2]	20,120,000	20,209,015
2.650%, due 01/19/21[1]	10,300,000	10,405,995
3.400%, due 08/27/21[1]	5,909,000	6,094,543
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 1.010%, 1.257%, due 07/28/21[1,2]	14,175,000	14,299,242
2.850%, due 08/06/20[1]	6,455,000	6,455,930
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.320%, 0.768%, due 11/09/20[1,2]	5,925,000	5,929,296
3 mo. USD LIBOR + 0.460%, 0.846%, due 05/17/21[1,2]	2,300,000	2,307,862
3 mo. USD LIBOR + 0.500%, 0.881%, due 08/19/20[1,2]	3,525,000	3,525,851
3 mo. USD LIBOR + 0.990%, 1.340%, due 06/01/21[1,2]	1,250,000	1,258,757
Bank of America Corp.
3 mo. USD LIBOR + 0.380%, 0.636%, due 01/23/22[2]	4,160,000	4,161,005
Bank of Montreal
3 mo. USD LIBOR + 0.460%, 0.726%, due 04/13/21[2]	11,630,000	11,663,774
Bank of Montreal MTN
3 mo. USD LIBOR + 0.790%, 1.159%, due 08/27/21[2]	6,013,000	6,060,558

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Bank of Nova Scotia/The
3 mo. USD LIBOR + 0.290%, 0.567%, due 01/08/21[2]	375,000	375,307
3 mo. USD LIBOR + 0.440%, 0.712%, due 04/20/21[2]	10,150,000	10,178,011
Barclays PLC
3.250%, due 01/12/21	4,030,000	4,079,247
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.310%, 0.614%, due 10/05/20[2]	8,780,000	8,785,730
3 mo. USD LIBOR + 0.315%, 0.871%, due 02/02/21[2]	5,242,000	5,249,138
Citibank N.A.
3 mo. USD LIBOR + 0.300%, 0.572%, due 10/20/20[2]	450,000	450,170
3 mo. USD LIBOR + 0.350%, 0.785%, due 02/12/21[2]	5,000,000	5,006,566
Citigroup, Inc.
3 mo. USD LIBOR + 1.070%, 1.388%, due 12/08/21[2]	10,000,000	10,094,205
3 mo. USD LIBOR + 1.310%, 1.555%, due 10/26/20[2]	1,250,000	1,253,347
3 mo. USD LIBOR + 1.380%, 1.688%, due 03/30/21[2]	5,243,000	5,285,750
3 mo. USD LIBOR + 1.190%, 1.746%, due 08/02/21[2]	2,000,000	2,017,190
2.350%, due 08/02/21	10,011,000	10,207,023
2.650%, due 10/26/20	10,000,000	10,053,500
2.700%, due 03/30/21	14,689,000	14,919,562
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.400%, 0.708%, due 09/18/20[1,2]	6,935,000	6,938,479
3 mo. USD LIBOR + 0.700%, 1.010%, due 03/10/22[1,2]	14,800,000	14,926,466
3 mo. USD LIBOR + 0.830%, 1.143%, due 09/06/21[1,2]	6,250,000	6,294,524

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.430%, 0.675%, due 04/26/21[2]	11,465,000	11,494,703
3 mo. USD LIBOR + 0.830%, 1.103%, due 01/10/22[2,4]	2,150,000	2,170,520
Credit Agricole Corporate & Investment Bank SA MTN
3 mo. USD LIBOR + 0.625%, 0.924%, due 10/03/21[2]	3,450,000	3,452,521
Credit Suisse AG
SOFR + 0.450%, 0.527%, due 02/04/22[2]	4,750,000	4,746,414
Credit Suisse AG MTN
4.375%, due 08/05/20	4,705,000	4,705,518
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 2.562%, due 04/16/21[2]	250,000	253,452
3.450%, due 04/16/21	8,550,000	8,732,076
DNB Bank ASA
3 mo. USD LIBOR + 0.370%, 0.672%, due 10/02/20[1,2]	6,792,000	6,797,087
3 mo. USD LIBOR + 1.070%, 1.414%, due 06/02/21[1,2]	4,600,000	4,633,816
Federation des Caisses Desjardins du Quebec
3 mo. USD LIBOR + 0.330%, 0.598%, due 10/30/20[1,2]	14,160,000	14,178,321
Fifth Third Bank NA
3 mo. USD LIBOR + 0.250%, 0.518%, due 10/30/20[2]	1,375,000	1,375,474
3 mo. USD LIBOR + 0.440%, 0.685%, due 07/26/21[2]	2,315,000	2,321,788
Goldman Sachs Group, Inc./The
3 mo. USD LIBOR + 1.200%, 1.513%, due 09/15/20[2]	2,425,000	2,425,898
3 mo. USD LIBOR + 1.360%, 1.605%, due 04/23/21[2]	6,230,000	6,277,852
3 mo. USD LIBOR + 1.770%, 2.130%, due 02/25/21[2]	500,000	504,701
2.350%, due 11/15/21	11,790,000	11,852,280
2.625%, due 04/25/21	15,000,000	15,220,037
2.750%, due 09/15/20	7,493,000	7,498,537
5.250%, due 07/27/21	16,895,000	17,694,060

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
HSBC Holdings PLC
3 mo. USD LIBOR + 2.240%, 2.558%, due 03/08/21[2]	6,062,000	6,134,809
2.950%, due 05/25/21	17,044,000	17,397,207
3.400%, due 03/08/21	30,000,000	30,522,368
JPMorgan Chase & Co.
3 mo. USD LIBOR + 1.100%, 1.418%, due 06/07/21[2]	4,750,000	4,788,203
3 mo. USD LIBOR + 1.205%, 1.475%, due 10/29/20[2]	3,110,000	3,115,739
3 mo. USD LIBOR + 1.480%, 1.830%, due 03/01/21[2]	6,500,000	6,544,465
4.350%, due 08/15/21	10,815,000	11,259,877
Macquarie Bank Ltd.
3 mo. USD LIBOR + 0.450%, 0.810%, due 11/24/21[1,2]	15,000,000	15,045,412
3 mo. USD LIBOR + 0.450%, 0.951%, due 08/06/21[1,2]	4,000,000	4,008,075
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.650%, 0.895%, due 07/26/21[2]	8,571,000	8,607,136
3 mo. USD LIBOR + 0.920%, 1.278%, due 02/22/22[2]	10,285,000	10,370,199
3 mo. USD LIBOR + 1.060%, 1.373%, due 09/13/21[2]	6,769,000	6,829,690
3 mo. USD LIBOR + 1.880%, 2.230%, due 03/01/21[2]	3,118,000	3,146,783
2.950%, due 03/01/21	6,909,000	7,010,026
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%, 1.311%, due 02/28/22[2]	4,630,000	4,665,389
3 mo. USD LIBOR + 1.140%, 1.453%, due 09/13/21[2]	8,801,000	8,885,431
Morgan Stanley
3 mo. USD LIBOR + 1.180%, 1.452%, due 01/20/22[2]	4,686,000	4,705,036
5.750%, due 01/25/21[4]	5,750,000	5,897,930

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Morgan Stanley GMTN
SOFR + 0.700%, 0.791%, due 01/20/23[2]	8,515,000	8,529,890
3 mo. USD LIBOR + 1.400%, 1.671%, due 04/21/21[2]	20,702,000	20,870,984
2.500%, due 04/21/21	6,625,000	6,733,583
5.500%, due 07/28/21	10,000,000	10,497,892
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.350%, 0.616%, due 01/12/21[1,2]	7,250,000	7,258,936
3 mo. USD LIBOR + 0.580%, 0.886%, due 09/20/21[1,2]	3,850,000	3,867,354
3 mo. USD LIBOR + 0.710%, 1.266%, due 11/04/21[1,2]	4,500,000	4,531,939
3 mo. USD LIBOR + 1.000%, 1.266%, due 07/12/21[1,2]	4,800,000	4,839,240
National Bank of Canada
3 mo. USD LIBOR + 0.330%, 0.886%, due 11/02/20[2]	9,205,000	9,210,060
Nordea Bank Abp
3 mo. USD LIBOR + 0.990%, 1.359%, due 05/27/21[1,2]	3,450,000	3,475,783
PNC Bank N.A.
3 mo. USD LIBOR + 0.250%, 0.508%, due 01/22/21[2]	5,670,000	5,674,515
Royal Bank of Canada GMTN
3 mo. USD LIBOR + 0.350%, 0.627%, due 07/08/21[2]	20,000,000	20,040,850
3 mo. USD LIBOR + 0.390%, 0.658%, due 04/30/21[2]	14,327,000	14,362,879
3 mo. USD LIBOR + 0.730%, 1.417%, due 02/01/22[2]	7,143,000	7,202,599
Royal Bank of Canada MTN
3 mo. USD LIBOR + 0.240%, 0.485%, due 10/26/20[2,4]	625,000	625,334
3 mo. USD LIBOR + 0.400%, 0.645%, due 01/25/21[2]	1,000,000	1,001,593
Santander UK Group Holdings PLC
3.125%, due 01/08/21	7,953,000	8,044,821

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
Santander UK PLC
2.125%, due 11/03/20	12,000,000	12,056,795
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%, 0.816%, due 05/17/21[1,2]	11,450,000	11,479,706
1.875%, due 09/13/21	5,558,000	5,651,224
Societe Generale SA
2.625%, due 09/16/20[1]	4,050,000	4,061,092
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 1.412%, due 10/19/21[2]	11,086,000	11,216,801
2.058%, due 07/14/21	5,222,000	5,303,967
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.470%, 0.830%, due 05/24/21[2]	14,520,000	14,566,783
3 mo. USD LIBOR + 1.150%, 1.458%, due 03/30/21[2]	6,460,000	6,507,459
1.875%, due 09/07/21	10,930,000	11,110,013
Toronto-Dominion Bank/The GMTN
3 mo. USD LIBOR + 0.270%, 0.569%, due 03/17/21[2]	11,375,000	11,391,578
Toronto-Dominion Bank/The MTN
3 mo. USD LIBOR + 0.300%, 0.568%, due 07/30/21[2]	15,000,000	15,024,290
SOFR + 0.480%, 0.571%, due 01/27/23[2]	9,475,000	9,453,779
3 mo. USD LIBOR + 1.000%, 1.276%, due 04/07/21[2]	100,000	100,646
Truist Financial Corp. MTN
3 mo. USD LIBOR + 0.220%, 0.907%, due 02/01/21[2]	3,595,000	3,597,210
US Bancorp MTN
3 mo. USD LIBOR + 0.640%, 0.904%, due 01/24/22[2]	18,216,000	18,335,488
US Bank N.A.
3 mo. USD LIBOR + 0.140%, 0.396%, due 10/23/20[2]	600,000	599,800
3 mo. USD LIBOR + 0.180%, 0.451%, due 01/21/22[2]	14,000,000	14,015,481
3 mo. USD LIBOR + 0.320%, 0.565%, due 04/26/21[2]	1,150,000	1,152,098
3 mo. USD LIBOR + 0.310%, 0.866%, due 02/04/21[2]	7,000,000	7,009,719

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (concluded)
Wells Fargo & Co.
3 mo. USD LIBOR + 1.025%, 1.270%, due 07/26/21[2]	21,278,000	21,452,537
3 mo. USD LIBOR + 0.930%, 1.378%, due 02/11/22[2]	2,558,000	2,567,470
3 mo. USD LIBOR + 1.340%, 1.671%, due 03/04/21[2]	7,000,000	7,050,033
2.100%, due 07/26/21	16,864,000	17,151,031
Wells Fargo & Co. MTN
3 mo. USD LIBOR + 1.010%, 1.328%, due 12/07/20[2]	750,000	752,601
Westpac Banking Corp.
3 mo. USD LIBOR + 0.340%, 0.585%, due 01/25/21[2]	5,000,000	5,006,488
3 mo. USD LIBOR + 0.850%, 1.116%, due 01/11/22[2]	6,000,000	6,067,129
3 mo. USD LIBOR + 0.850%, 1.231%, due 08/19/21[2]	15,599,000	15,726,436
3 mo. USD LIBOR + 1.000%, 1.434%, due 05/13/21[2]	100,000	100,745

		873,783,348

Computers — 0.9%
International Business Machines Corp.
3 mo. USD LIBOR + 0.400%, 0.834%, due 05/13/21[2]	23,725,000	23,802,253

Diversified financial services — 1.5%
American Express Co.
3 mo. USD LIBOR + 0.330%, 0.598%, due 10/30/20[2]	5,366,000	5,368,288
3 mo. USD LIBOR + 0.525%, 0.911%, due 05/17/21[2]	6,525,000	6,547,497
3.000%, due 02/22/21	14,810,000	14,996,186
American Express Credit Corp. MTN
2.250%, due 05/05/21	15,794,000	16,003,440

		42,915,411

Electric — 1.8%
American Electric Power Co., Inc.
2.150%, due 11/13/20[4]	3,316,000	3,332,696

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Electric — (concluded)
Duke Energy Florida LLC
3 mo. USD LIBOR + 0.250%, 0.610%, due 11/26/21[2]	5,000,000	5,001,847
Duke Energy Progress LLC
3 mo. USD LIBOR + 0.180%, 0.498%, due 09/08/20[2]	2,750,000	2,750,366
Exelon Corp.
2.450%, due 04/15/21	1,744,000	1,765,690
5.150%, due 12/01/20	8,000,000	8,028,696
National Rural Utilities Cooperative Finance Corp. MTN
3 mo. USD LIBOR + 0.375%, 0.683%, due 06/30/21[2]	5,925,000	5,943,505
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.450%, 0.756%, due 09/28/20[2]	5,000,000	5,003,108
3 mo. USD LIBOR + 0.480%, 1.036%, due 05/04/21 [2,4]	2,600,000	2,605,825
3 mo. USD LIBOR + 0.720%, 1.080%, due 02/25/22[2]	5,000,000	5,041,967
Progress Energy, Inc.
4.400%, due 01/15/21	11,665,000	11,759,443

		51,233,143

Insurance — 1.6%
American International Group, Inc.
3.375%, due 08/15/20	8,605,000	8,613,159
Jackson National Life Global Funding
3 mo. USD LIBOR + 0.300%, 0.575%, due 10/15/20[1,2]	7,500,000	7,502,246
3 mo. USD LIBOR + 0.480%, 0.795%, due 06/11/21[1,2]	5,760,000	5,778,383
Marsh & McLennan Cos., Inc.
3.500%, due 12/29/20	6,863,000	6,950,131
New York Life Global Funding
3 mo. USD LIBOR + 0.280%, 0.551%, due 01/21/22[1,2]	15,425,000	15,467,152

		44,311,071

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Machinery-construction & mining — 0.9%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.390%, 0.776%, due 05/17/21[2]	5,500,000	5,514,454
2.650%, due 05/17/21	7,500,000	7,639,134
Caterpillar Financial Services Corp. MTN
3 mo. USD LIBOR + 0.230%, 0.543%, due 03/15/21[2]	3,730,000	3,734,323
3 mo. USD LIBOR + 0.280%, 0.598%, due 09/07/21[2]	9,185,000	9,197,700

		26,085,611

Machinery-diversified — 0.8%
John Deere Capital Corp. MTN
3 mo. USD LIBOR + 0.240%, 0.558%, due 03/12/21[2]	16,600,000	16,615,038
3 mo. USD LIBOR + 0.260%, 0.570%, due 09/10/21[2]	2,371,000	2,376,370
3 mo. USD LIBOR + 0.400%, 0.718%, due 06/07/21[2]	4,000,000	4,010,902

		23,002,310

Miscellaneous manufacturers — 0.1%
Siemens Financieringsmaatschappij N.V.
3 mo. USD LIBOR + 0.610%, 0.931%, due 03/16/22[1,2]	2,300,000	2,312,016

Oil & gas — 0.3%
BP Capital Markets PLC
3 mo. USD LIBOR + 0.250%, 0.610%, due 11/24/20[2]	7,000,000	7,003,269

Pharmaceuticals — 3.0%
AbbVie, Inc.
3 mo. USD LIBOR + 0.350%, 0.724%, due 05/21/21 [1,2]	9,000,000	9,016,303
3 mo. USD LIBOR + 0.460%, 0.841%, due 11/19/21[1,2]	11,287,000	11,309,070
4.875%, due 02/15/21[1]	23,169,000	23,459,854
AstraZeneca PLC
2.375%, due 11/16/20	7,383,000	7,426,842

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (concluded)
Pharmaceuticals — (concluded)
Bristol-Myers Squibb Co.
3 mo. USD LIBOR + 0.200%, 0.586%, due 11/16/20[2]	9,100,000	9,103,677
Cigna Corp.
3 mo. USD LIBOR + 0.650%, 0.949%, due 09/17/21[2]	2,000,000	2,000,218
CVS Health Corp.
2.125%, due 06/01/21	15,200,000	15,395,910
3.350%, due 03/09/21	4,155,000	4,229,923

		81,941,797

Pipelines — 0.2%
MPLX LP
3 mo. USD LIBOR + 0.900%, 1.213%, due 09/09/21[2]	6,750,000	6,717,630

Retail — 1.1%
Home Depot, Inc./The
3 mo. USD LIBOR + 0.310%, 0.660%, due 03/01/22[2]	1,325,000	1,328,598
McDonald’s Corp. MTN
3 mo. USD LIBOR + 0.430%, 0.677%, due 10/28/21[2]	13,600,000	13,631,433
3.625%, due 05/20/21	16,174,000	16,612,959

		31,572,990

Telecommunications — 1.2%
AT&T, Inc.
3 mo. USD LIBOR + 0.750%, 1.100%, due 06/01/21[2]	10,000,000	10,042,528
3 mo. USD LIBOR + 0.950%, 1.225%, due 07/15/21[2]	12,599,000	12,701,497
Verizon Communications, Inc.
3 mo. USD LIBOR + 1.000%, 1.321%, due 03/16/22[2]	9,300,000	9,435,308

		32,179,333

Total corporate bonds (cost — $1,382,678,302)		1,384,669,081

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

	Number of shares	Value ($)
Short-term investments — 0.1%
Investment companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.09%[5] (cost — $3,115,572)	3,115,572	3,115,572

Investment of cash collateral from securities loaned — 0.0%†
Money market funds — 0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12%[5] (cost — $404,985)	404,985	404,985

Total investments[6] (cost — $2,748,468,083) — 98.8%		2,752,146,089

Other assets in excess of liabilities — 1.2%		33,666,343

Net assets — 100.0%		$2,785,812,432

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	594,737,009	—	594,737,009
Certificates of deposit	—	192,416,838	—	192,416,838
Commercial paper	—	576,802,604	—	576,802,604
Corporate bonds	—	1,384,669,081	—	1,384,669,081
Short-term investments	—	3,115,572	—	3,115,572
Investment of cash collateral from securities loaned	—	404,985	—	404,985
Total	—	2,752,146,089	—	2,752,146,089

At July 31, 2020, there were no transfers in or out of Level 3.

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2020 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,220,882,455, represented 43.9% of the Fund’s net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
3	Rate shown is the discount rate at the date of purchase unless otherwise noted.
4	Security, or portion thereof, was on loan at the period end.
5	Rates shown reflect yield at July 31, 2020.
6	Includes $396,416 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $404,610.

Portfolio acronyms
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2020.